COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases
Rental of premises

2017	7,347
2018	5,348
2019	4,581
2020	4,317
2021	585

22,178